Segment Reporting (Details) - Schedule of segment reporting - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Business conducted by Adrie and its subsidiaries [Member]
Segment Reporting Information [Line Items]
Net revenues of services	$ 928,468	$ 681
Commission and fee income on guarantee services, net		369
Total interest and fee income	372,445	423,692
Net (loss) income from operation	193,255	(305,055)
Depreciation and amortization	467,400	(135)
Capital expenditures
Income tax recovery (expense)	(119,869)	66,112
Segment (loss) profit from continuing operations	(66,008)	(386,275)
Segment assets	10,913,204	10,763,084
Business conducted by Lixin Cayman and its subsidiaries [Member]
Segment Reporting Information [Line Items]
Net revenues of services	329,397	330,107
Commission and fee income on guarantee services, net	436,561	175,965
Total interest and fee income	918,585	840,347
Net (loss) income from operation	772,434	(23,904)
Depreciation and amortization	62,660	(539,192)
Capital expenditures
Income tax recovery (expense)	(226,512)	(53,044)
Segment (loss) profit from continuing operations	629,380	(74,122)
Segment assets	$ 54,524,207	54,080,420
Total [Member]
Segment Reporting Information [Line Items]
Net revenues of services		330,788
Commission and fee income on guarantee services, net		176,334
Total interest and fee income		1,270,039
Net (loss) income from operation		(328,959)
Depreciation and amortization		(539,327)
Income tax recovery (expense)		13,068
Segment (loss) profit from continuing operations		(460,397)
Segment assets		$ 64,843,504